Income Taxes - Schedule of Company’s Taxes Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Company’s Taxes Payable [Abstract]
Income tax payable	$ 100,882
Other tax payables	47,626	99,653
Total tax payable	$ 148,508	$ 99,653